DISCONTINUED OPERATIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended	22 Months Ended	1 Months Ended			22 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Feb. 28, 2010 Mining Business	Dec. 31, 2011 Mining Business	Dec. 31, 2011 Mining Business	Feb. 28, 2010 Mining Business Bucyrus	Mar. 31, 2010 Powertrain Gears and Pumps Business	Dec. 31, 2009 Construction Trailer Operations Business	Dec. 31, 2011 Atlas
Discontinued Operations
Amount of consideration received in cash on divestiture	$ 0.5	$ 1,002.0	$ 0		$ 1,000.0				$ 2.0	$ 3.0
Shares of Bucyrus common stock received (in shares)								5.8
Gain (loss) on disposition of discontinued operations - net of tax	(0.8)	(589.3)	12.6			(0.8)	(607.0)				17.0
Loss contingency, damages sought, value						149.0
Discontinued operations in the Consolidated Statement of Income
Net sales	0	157.7	1,346.6
(Loss) income from discontinued operations before income taxes	(0.1)	(9.7)	88.6
(Provision for) benefit from income taxes	5.9	(5.6)	(66.9)
Income (Loss) from discontinued operations – net of tax	5.8	(15.3)	21.7
(Loss) gain on disposition of discontinued operations	(0.7)	832.7	(19.5)
Benefit from (provision for) income taxes	1.5	(243.4)	6.9
Gain (loss) on disposition of discontinued operations - net of tax	(0.8)	(589.3)	12.6			(0.8)	(607.0)				17.0
Cash and Cash Equivalents, at Carrying Value, Including Discontinued Operations [Abstract]
Cash and cash equivalents – continuing operations	774.1	894.2	929.5
Cash and cash equivalents – discontinued operations	0	0	41.7
Total cash and cash equivalents	$ 774.1	$ 894.2	$ 971.2	$ 484.4